Goodwill and impairment review of goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of goodwill

		$ million
	2022	2021
Cost
At 1 January	12,991	13,093
Exchange adjustments	(367)	(91)
Acquisitions and other additions	573	139
Reclassified as assets held for sale	(58)	(137)
Deletions and disposals	(562)	(13)
At 31 December	12,577	12,991
Impairment losses
At 1 January	618	613
Exchange adjustments	(1)	(1)
Impairment losses for the year	—	7
Deletions and disposals	—	(1)
At 31 December	617	618
Net book amount at 31 December	11,960	12,373
Net book amount at 1 January	12,373	12,480
Impairment review of goodwill

		$ million
Goodwill at 31 December	2022	2021
gas & low carbon energy	2,232	2,147
oil production & operations	4,925	5,464
customers & products	4,740	4,697
other businesses & corporate	63	65
	11,960	12,373

Schedule of goodwill

		$ million		$ million
	gas & low carbon energy		oil production & operations
	2022	2021	2022	2021
Goodwill	2,232	2,147	4,925	5,464
Excess of recoverable amount over carrying amount	12,971	3,991	36,045	32,438

										$ million
					2022					2021
	Castrol	US Fuels	European Fuels	Other	Total	Castrol	US Fuels	European Fuels	Other	Total
Goodwill	2,524	606	815	795	4,740	2,837	606	862	392	4,697